Consolidated and Combined Statements of Financial Condition - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash-equivalents	$ 8,564	$ 11,630	$ 7,343
Due from affiliates, net	100,253	92,698	42,874
Operating lease assets	12,614
Other assets	27,520	17,269	6,501
Total assets	148,951	121,597	56,718
Liabilities
Debt obligations, net	359,757	356,386	287,104
Accrued compensation	181,912	207,957	72,849
Accounts payable, accrued expenses and other liabilities	62,405	58,415	47,262
Operating lease liabilities	13,175
Total liabilities	617,249	622,758	407,215
Commitments and contingencies (Note 8)
Members' capital (deficit) attributed to members of Owl Rock Capital and sole member of Owl Rock Capital Securities LLC	(477,398)	(507,687)	(352,756)
Non-controlling interests	9,100	6,526	2,259
Total members' capital (deficit)	(468,298)	(501,161)	(350,497)
Total liabilities and members' capital (deficit)	$ 148,951	$ 121,597	$ 56,718